Income Taxes (Income (Loss) Before Income Tax Expense (Benefit) By Jurisdiction) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,420,443	¥ 1,415,871	¥ 849,942
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	1,012,551	898,596	1,037,891
Foreign Income (Loss) [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 407,892	¥ 517,275	¥ (187,949)	[1]

[1]	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.